Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,787)	$ (10,355)	$ (14,074)	$ (19,683)	$ (26,332)	$ (16,143)	$ 4,114
Foreign currency translation adjustments	(886)	(4,578)	(122)	(15,354)	(14,052)	3,231	(185)
Comprehensive loss	(11,673)	(14,933)	(14,196)	(35,037)	(40,384)	(12,912)	3,929
Less: Comprehensive loss attributable to noncontrolling interests	(154)	(4)	(15)	(253)	(300)	35	(177)
Comprehensive loss attributable to the Company	$ (11,519)	$ (14,929)	$ (14,181)	$ (34,784)	$ (40,084)	$ (12,947)	$ 4,106